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                             HOTCHKIS AND WILEY FUNDS
SUPPLEMENT TO CLASS A, B, C, R, SHARES PROSPECTUS DATED AUGUST 28, 2003, AS SUPPLEMENTED

CLASS B SHARES
       The Funds will no longer accept purchases of Class B shares after the close of business on April 16, 2004, with the following exceptions:
- Existing shareholders may reinvest distributions in Class B shares of the Funds.
- Qualified plans already invested in the Funds that are not subject to deferred sales charges may continue to make purchases of Class B shares.
* Exchanges will be permitted by shareholders of Class B shares of the Funds.

WAIVER OF INITIAL SALES CHARGE ON CLASS A SHARES
       On page 20, the second item in the list of purchases for which the sales charge may be waived or reduced is deleted. Initial sales charges will no longer be waived on purchases of Class A shares made with the proceeds of shares redeemed in the prior 60 days from a mutual fund (other than a fund managed by the Advisor) for which an initial sales charge or contingent deferred sales charge was paid.

REDUCTION OR WAIVER OF DEFERRED SALES CHARGE
       On page 21, in addition to those situations listed, for certain qualified plans for which the Distributor does not pay upfront commissions to selected dealers, the contingent deferred sales charge will be waived on redemptions of these shares.

MANAGEMENT OF THE FUNDS
       Gail Bardin, co-manager for the Hotchkis and Wiley Large Cap Value Fund, will retire in April 2004. She will remain as co-manager until the end of the first quarter.

       Effective April 1, 2004, George H. Davis Jr. will join Sheldon Lieberman as co-manager of the Hotchkis and Wiley Large Cap Value Fund. Mr. Davis' background information is included on page 29 of the prospectus under All Cap Value Fund.

       On page 28, the sentence "The Advisor is allowed to allocate brokerage based on sales of shares of the Funds" is deleted.

February 9, 2004, as amended March 31, 2004

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                           HOTCHKIS AND WILEY FUNDS
   SUPPLEMENT TO CLASS I PROSPECTUS DATED AUGUST 28, 2003, AS SUPPLEMENTED

MANAGEMENT OF THE FUNDS
        Gail Bardin, co-manager for the Hotchkis and Wiley Large Cap Value Fund, will retire in April 2004. She will remain as co-manager until the end of the first quarter.

        Effective April 1, 2004, George H. Davis Jr. will join Sheldon Lieberman as co-manager of the Hotchkis and Wiley Large Cap Value Fund. Mr. Davis' background information is included on page 24 of the prospectus under All Cap Value Fund.

        On page 23, the sentence "The Advisor is allowed to allocate brokerage based on sales of shares of the Funds" is deleted.

February 9, 2004, as amended March 31, 2004

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